Condensed Consolidating Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements Captions [Line Items]
Net cash provided by (used in) operating activities	$ 105,471	$ 199,412	$ 262,562
Cash flows from investing activities:
Routine capital expenditures	(91,081)	(100,908)	(115,175)
Development capital expenditures	(5,257)	(11,824)	(50,322)
Acquisitions, net of cash acquired	(24,136)	(224,319)	(178,212)
Acquisition deposit	(195,000)
Sale of assets	23,861	250,606	1,260
Proceeds from senior unsecured notes offering held in escrow	(1,350,000)
Interest in escrow for senior unsecured notes due 2020 and 2023	(23,438)
Purchase of insurance subsidiary investments	(105,324)	(46,127)	(38,041)
Sale of insurance subsidiary investments	51,716	49,954	38,363
Net change in insurance subsidiary cash and cash equivalents	33,683	(44,077)	(21,285)
Change in other investments	1,406	122	1,465
Net cash used in investing activities	(1,682,891)	(126,197)	(362,486)
Other	679	376	(539)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,551,515	1,675,800	1,784,300
Repayment of borrowings under revolving credit	(1,807,615)	(1,740,400)	(1,757,100)
Proceeds from issuance of term loan, net of discount	997,500		97,500
Proceeds from issuance of debt component of tangible equity units	34,773
Repayment of senior unsecured notes	(550,000)
Repayment of term loan	(788,563)	(5,937)	(7,000)
Repayment of other long-term debt	(273)	(939)	(3,664)
Payment of deferred financing costs	(3,431)	(1,666)	(1,465)
Equity offering, net of offering costs	321,968
Issuance of equity component of tangible equity units, net of issuance costs	133,336
Issuance of common stock in connection with employee benefit plans	6,243	461	147
Dividends paid	(28,594)	(13,001)
Distributions to noncontrolling interests	(13,692)	(2,051)	(3,829)
Net cash provided by (used in) financing activities	1,705,636	(87,250)	108,370
Other	2,469	483
Contribution made by noncontrolling interests			200
Purchase of noncontrolling interests			(719)
Change in cash and cash equivalents	128,216	(14,035)	8,446
Cash and cash equivalents at beginning of period	35,972	50,007	41,561
Cash and cash equivalents at end of period	164,188	35,972	50,007
Parent company/issuer
Condensed Financial Statements Captions [Line Items]
Net cash provided by (used in) operating activities	(26,637)	(1,290)	23,683
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,551,515	1,675,800	1,784,300
Repayment of borrowings under revolving credit	(1,807,615)	(1,740,400)	(1,757,100)
Proceeds from issuance of term loan, net of discount	997,500		97,500
Proceeds from issuance of debt component of tangible equity units	34,773
Repayment of senior unsecured notes	(550,000)
Repayment of term loan	(788,563)	(5,937)	(7,000)
Payment of deferred financing costs	(3,431)	(1,666)	(1,465)
Equity offering, net of offering costs	321,968
Issuance of equity component of tangible equity units, net of issuance costs	133,336
Issuance of common stock in connection with employee benefit plans	6,243	461	147
Dividends paid	(28,594)	(13,001)
Change in intercompany accounts	(340,495)	86,033	(140,065)
Net cash provided by (used in) financing activities	26,637	1,290	(23,683)
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash provided by (used in) operating activities	91,605	171,717	210,573
Cash flows from investing activities:
Routine capital expenditures	(85,983)	(96,051)	(106,075)
Development capital expenditures	(5,257)	(11,206)	(44,860)
Acquisitions, net of cash acquired	(23,986)	(223,917)	(178,212)
Acquisition deposit	(195,000)
Sale of assets	23,861	250,606	1,260
Change in other investments	1,406	122	1,465
Capital contribution to insurance subsidiary		(14,220)	(8,600)
Net cash used in investing activities	(284,280)	(94,290)	(335,561)
Other			(539)
Cash flows from financing activities:
Repayment of other long-term debt	(35)	(103)	(95)
Change in intercompany accounts	296,114	(91,642)	140,628
Net cash provided by (used in) financing activities	298,548	(91,262)	140,533
Other		483
Change in cash and cash equivalents	105,873	(13,835)	15,545
Cash and cash equivalents at beginning of period	23,535	37,370	21,825
Cash and cash equivalents at end of period	129,408	23,535	37,370
Non-Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash provided by (used in) operating activities	40,503	28,985	28,306
Cash flows from investing activities:
Routine capital expenditures	(5,098)	(4,857)	(9,100)
Development capital expenditures		(618)	(5,462)
Acquisitions, net of cash acquired	(150)	(402)
Proceeds from senior unsecured notes offering held in escrow	(1,350,000)
Interest in escrow for senior unsecured notes due 2020 and 2023	(23,438)
Purchase of insurance subsidiary investments	(105,324)	(46,127)	(38,041)
Sale of insurance subsidiary investments	51,716	49,954	38,363
Net change in insurance subsidiary cash and cash equivalents	33,683	(44,077)	(21,285)
Net cash used in investing activities	(1,398,611)	(46,127)	(35,525)
Cash flows from financing activities:
Repayment of other long-term debt	(238)	(836)	(3,569)
Distributions to noncontrolling interests	(13,692)	(2,051)	(3,829)
Change in intercompany accounts	44,381	5,609	(563)
Net cash provided by (used in) financing activities	1,380,451	16,942	120
Capital contribution to insurance subsidiary		14,220	8,600
Contribution made by noncontrolling interests			200
Purchase of noncontrolling interests			(719)
Change in cash and cash equivalents	22,343	(200)	(7,099)
Cash and cash equivalents at beginning of period	12,437	12,637	19,736
Cash and cash equivalents at end of period	34,780	12,437	12,637
Consolidating and Eliminating Adjustments
Cash flows from investing activities:
Capital contribution to insurance subsidiary		14,220	8,600
Net cash used in investing activities		14,220	8,600
Cash flows from financing activities:
Net cash provided by (used in) financing activities		(14,220)	(8,600)
Capital contribution to insurance subsidiary		$ (14,220)	$ (8,600)
Senior notes due 2022
Cash flows from financing activities:
Proceeds from issuance of senior unsecured notes	500,000
Senior notes due 2022 | Parent company/issuer
Cash flows from financing activities:
Proceeds from issuance of senior unsecured notes	500,000
Senior notes due 2020 and 2023
Cash flows from financing activities:
Proceeds from issuance of senior unsecured notes	1,350,000
Senior notes due 2020 and 2023 | Non-Guarantor Subsidiaries
Cash flows from financing activities:
Proceeds from issuance of senior unsecured notes	$ 1,350,000